SCHEDULE OF AMORTIZATION OF EXPENSE FOR INTANGIBLE ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
2022	$ 51,365
2023	51,365
2024	51,365
2025	51,365
2026	51,365
Thereafter	565,016
Intangible asset, net	$ 821,841	$ 873,206